CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
OIL AND GAS REVENUES	$ 90,353	$ 125,726	$ 77,652
Transportation costs	11,003	17,284	11,074
Production taxes	25	71	89
Depletion	18,344	24,384	44,736
GROSS PROFIT	60,981	83,987	21,753
Personnel costs	53,168	149,432	58,055
Professional fees	270,839	83,162	75,635
Promotion and advertising	31,326	25,751	11,150
Office expenses	32,785	5,237	5,590
Depreciation and amortization		370	370
Directors' fees and other operating expenses	8,730	52,506	5,885
Total Operating Expenses	396,848	316,458	156,685
(LOSS) FROM OPERATIONS	(335,867)	(232,471)	(134,932)
Gain (loss) on foreign exchange	1,244	(8,366)
Interest income	10,541	1,628
Interest expense	(22,181)	(5,149)	(2,353)
(LOSS) BEFORE INCOME TAXES	(346,263)	(244,358)	(137,285)
Australian income tax expense	(17,822)	(17,925)	(10,026)
NET LOSS	$ (364,085)	$ (262,283)	$ (147,311)
Net loss per weighted average share outstanding	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average shares outstanding	43,670,542	21,096,182	19,772,491